SCHEDULE OF PRODUCT WARRANT ACTIVITIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accrued Expenses And Other Liabilities
Standard Product Warranty Accrual	¥ 40,568	¥ 5,007
Provided during the year	67,450	88,889
Utilized during the year	(76,983)	(46,914)
Disposed during the year		(6,414)
Standard Product Warranty Accrual	¥ 31,035	¥ 40,568